Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Thousands		Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
CashAndCashEquivalentsLineItems [Line Items]
Total		R$ 12,025,888	R$ 13,862,852	R$ 12,324,378	R$ 6,803,880
Domestic market
CashAndCashEquivalentsLineItems [Line Items]
Cash		890,894	111,278
Cash equivalents		2,442,521	8,271,312
Foreign market
CashAndCashEquivalentsLineItems [Line Items]
Cash	[1]	3,379,638	1,835,685
Cash equivalents	[1]	5,312,835	3,644,577
Foreign market | Braskem Idesa
CashAndCashEquivalentsLineItems [Line Items]
Cash		334,565	R$ 284,856
Cash equivalents		R$ 1,309,560

[1]	On September 30, 2021, it includes cash of R$334,565 and cash equivalents of R$1,309,560 (cash of R$284,856 and cash equivalents of R$619,577 on December 31, 2020) of the subsidiary Braskem Idesa, which cannot be used by the other subsidiaries of the Company.